Financial Risk Management Objectives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 13, 2014
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	85.00%	80.00%
Cash and cash equivalents	$ 60,778,000	$ 46,093,000	$ 48,231,000	$ 51,303,000
Unutilized amounts of bank loans	182,000,000
Financial liabilities	49,170,000	77,560,000			$ 0
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	9,084,000	8,633,000
Pledge of other receivables	7,525,000	7,528,000
Assets and uncalled capital pledged as security	1,200,000	1,181,000
Subsidiary [Member]
Disclosure Of Financial Instruments [Line Items]
Assets and uncalled capital pledged as security	$ 27,731,000	$ 32,715,000
One major customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	8.20%	22.40%
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Change of interest rates	0.30%	0.30%
Change in profit before tax due to change of interest rates	$ 64,000	$ 113,000
Top of range [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	40.00%
Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	3.68%	2.85%